Unaudited Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Time charter revenue	$ 16,131,322	$ 8,728,986
Commissions (including $109,112 and $201,642, respectively, to related party)	(698,515)	(390,855)
Net revenue	15,432,807	8,338,131
Operating expenses
Voyage expenses	314,554	116,117
Vessel operating expenses (including $49,346 and $70,037, respectively, to related party)	8,037,863	4,789,923
Dry-docking expenses	23,823	592,473
Vessel depreciation	1,727,085	798,712
Related party management fees	1,328,822	776,292
General and administrative expenses (including $312,500 and $500,000, respectively, to related party)	802,376	595,423
Total operating expenses	12,234,523	7,668,940
Operating income	3,198,284	669,191
Other income/(expenses)
Interest and other financing costs (including $99,726 to related party)	(1,251,412)	(710,649)
Loss on derivative, net		(2,794)
Foreign exchange (loss)/gain	1,628	(3,534)
Interest income	8,595	31,754
Other expenses, net	(1,241,189)	(685,223)
Net (loss) / income	1,957,095	(16,032)
Dividend Series B Preferred shares	(159,562)	(471,114)
Net (loss) / income attributable to common shareholders	$ 1,797,533	$ (487,146)
(Loss) / earnings per share attributable to common shareholders, basic and diluted (in dollars per share)	$ 0.32	$ (0.32)
Weighted average common shares – outstanding (in shares)	5,576,960	1,542,508